Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 13. Financial assets and liabilities at fair value

	December 31, 2017
Consolidated Group Skr mn	Book value	Fair value	Surplus value (+) /Deficit value (–)
Cash and cash equivalents	1,231	1,231	—
Treasuries/governments bonds	4,382	4,382	—
Other interest-bearing securities except loans	39,807	39,807	—
Loans in the form of interest-bearing securities	41,125	42,352	1,227
Loans to credit institutions	23,198	23,451	253
Loans to the public	141,111	144,935	3,824	(1)
Derivatives	7,803	7,803	—

Total financial assets	258,657	263,961	5,304

Borrowing from credit institutions	2,317	2,317	—
Senior securities issued	222,516	223,465	949
Derivatives	16,480	16,480	—
Subordinated securities issued	2,040	2,047	7

Total financial liabilities	243,353	244,309	956

	December 31, 2016
Consolidated Group Skr mn	Book value	Fair value	Surplus value (+) /Deficit value (–)
Cash and cash equivalents	7,054	7,054	—
Treasuries/governments bonds	3,687	3,687	—
Other interest-bearing securities except loans	49,901	49,911	10
Loans in the form of interest-bearing securities	46,222	47,210	988
Loans to credit institutions	26,190	26,240	50
Loans to the public	147,909	150,338	2,429	(1)
Derivatives	12,005	12,005	—

Total financial assets	292,968	296,445	3,477

Borrowing from credit institutions	3,756	3,756	—
Senior securities issued	249,192	250,151	959
Derivatives	22,072	22,072	—
Subordinated securities issued	2,266	2,265	-1

Total financial liabilities	277,286	278,244	958

(1)	Skr 1,346 million of the surplus value (year-end 2016: Skr 1,721 million) is related to CIRR loans. See Note 25 to the Consolidated Financial Statements for more information regarding the CIRR-system.

The majority of financial liabilities and some of the financial assets in the statement of financial position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. However, loans and receivables and other financial liabilities which are neither subject to hedge accounting nor carried at fair value using fair value option, are accounted for at amortized cost.

Determining fair value of financial instruments

The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.

Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.

SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For more information on determining the fair value of financial transactions, see Note 1a to the Consolidated Financial Statements.

In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.

The tables below show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.

Financial assets reported at amortized cost in fair value hierarchy

Consolidated Group Loans and accounts receivable Skr mn	December 31, 2017
	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	1,231	—	—	1,231	1,231
Treasuries/governments bonds	—	—	—	—	—
Other interest-bearing securities except loans	—	—	—	—	—
Loans in the form of interest-bearing securities	550	41,802	—	42,352	41,125
Loans to credit institutions	—	23,451	—	23,451	23,198
Loans to the public	—	144,935	—	144,935	141,111

Total financial assets in fair value hierarchy	1,781	210,188	—	211,969	206,665

Financial liabilities reported at amortized cost in fair value hierarchy

Consolidated Group Other financial liabilities Skr mn	December 31, 2017
	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,317	—	2,317	2,317
Senior securities issued	—	160,044	—	160,044	159,095
Subordinated securities issued	—	2,047	—	2,047	2,040

Total financial liabilities in fair value hierarchy	—	164,408	—	164,408	163,452

Financial assets reported at amortized cost in fair value hierarchy

Consolidated Group Loans and accounts receivable Skr mn	December 31, 2016
	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	7,054	—	—	7,054	7,054
Treasuries/governments bonds	—	—	—	—	—
Other interest-bearing securities except loans	—	—	—	—	—
Loans in the form of interest-bearing securities	800	46,141	—	46,941	45,953
Loans to credit institutions	—	26,240	—	26,240	26,190
Loans to the public	—	150,338	—	150,338	147,909

Total financial assets in fair value hierarchy	7,854	222,719	—	230,573	227,106

Financial liabilities reported at amortized cost in fair value hierarchy

Consolidated Group	December 31, 2016
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,698	—	3,698	3,756
Senior securities issued	—	178,744	328	179,072	178,113
Subordinated securities issued	—	2,265	—	2,265	2,266

Total financial liabilities in fair value hierarchy	—	184,707	328	185,035	184,135

Financial assets reported at fair value in fair value hierarchy

	December 31, 2017
Consolidated Group	Financial assets at fair value through profit or loss				Available-for-sale
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	—	—	—	—	—	—	—
Treasuries/governments bonds	—	—	—	—	4,382	—	—	4,382
Other interest-bearing securities except loans	—	113	—	113	—	39,694	—	39,694
Loans in the form of interest-bearing securities	—	—	—	—	—	—	—	—
Loans to credit institutions	—	—	—	—	—	—	—	—
Loans to the public	—	—	—	—	—	—	—	—
Derivatives	—	5,829	1,974	7,803	—	—	—	—

Total financial assets in fair value hierarchy	—	5,942	1,974	7,916	4,382	39,694	—	44,076

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2017
Consolidated Group	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Borrowing from credit institutions	—	—	—	—
Senior securities issued	—	20,426	42,995	63,421
Derivatives	—	13,660	2,820	16,480
Subordinated securities issued	—	—	—	—

Total financial liabilities in fair value hierarchy	—	34,086	45,815	79,901

There were no transfers made between levels during 2017.

Financial assets reported at fair value in fair value hierarchy

	December 31, 2016
Consolidated Group	Financial assets at fair value through profit or loss				Available-for-sale
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	—	—	—	—	—	—	—	—
Treasuries/governments bonds	—	—	—	—	3,687	—	—	3,687
Other interest-bearing securities except loans	1,099	125	257	1,481	956	47,464	—	48,420
Loans in the form of interest-bearing securities	269	—	—	269	—	—	—	—
Loans to credit institutions	—	—	—	—	—	—	—	—
Loans to the public	—	—	—	—	—	—	—	—
Derivatives	—	9,743	2,262	12,005	—	—	—	—

Total financial assets in fair value hierarchy	1,368	9,868	2,519	13,755	4,643	47,464	—	52,107

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2016
Consolidated Group	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Borrowing from credit institutions	—	—	—	—
Senior securities issued	—	23,192	47,887	71,079
Derivatives	1	17,405	4,666	22,072
Subordinated securities issued	—	—	—	—

Total financial liabilities in fair value hierarchy	1	40,597	52,553	93,151

There were no transfers made between levels during 2016.

Financial assets and liabilities at fair value in Level 3, December 31, 2017

	2017
Consolidated Group Skr mn	January 1, 2017	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss(1)	Currency exchange-rate effects	December 31, 2017
Other interest-bearing securities except loans	257	—	-250	—	—	-6	-1	—
Senior securities issued	-48,217	-19,077	24,627	—	—	1,044	-1,372	-42,995
Derivatives, net	-2,404	3	-4,342	—	—	-1,202	7,099	-846

Net assets and liabilities	-50,364	-19,074	20,035	—	—	-164	5,726	-43,841

Financial assets and liabilities at fair value in Level 3, December 31, 2016

	2016
Consolidated Group Skr mn	January 1, 2016	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss(1)	Currency exchange-rate effects	December 31, 2016
Other interest-bearing securities except loans	261	—	—	—	—	-4	0	257
Senior securities issued	-38,709	-15,279	10,176	—	—	-651	-3,424	-47,887
Derivatives, net	-2,551	-1,259	-263	—	—	722	947	-2,404

Net assets and liabilities	-40,999	-16,538	9,913	—	—	67	-2,477	-50,034

(1)

Gains and losses through profit or loss, including the impact of exchange rates, is reported as interest net revenue and net result of financial transactions. The unrealized fair value changes during the period for assets and liabilities, including the impact of exchange rates, held as of December 31, 2017, amount to Skr 768 million loss (year-end 2016: Skr 12 million profit) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3-instruments

As the estimation of the parameters included in the models to calculate the market value of Level 3-instruments is associated with subjectivity and uncertainty, SEK has, in accordance with IFRS 13, conducted an analysis of the difference in fair value of Level 3-instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3-instruments. For Level 3-instruments with a longer duration where extrapolated discount curves are used, a sensitivity analysis has been conducted with regards to the interest. The revaluation of the portfolio is made using an interest rate shift of +/– 10 basis points. For the Level 3-instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The basis for this sensitivity analysis is therefore the revaluation of the relevant part of the portfolio, where the correlations have been adjusted by +/– 10 percentage points. After the revaluation is performed, the max/min value for each transaction is identified. For Level 3-instruments that are significantly affected by non-observable market data, such as SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/- 10 basis points, which has been assessed as a reasonable change of SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data.

The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value of the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in the fair value of the derivative.

Sensitivity analysis — level 3

	December 31, 2017
Assets and liabilities Skr mn	Fair Value	Unobservable input	Range of estimates for unobservable input(1)	Valuation method	Sensitivity max	Sensitivity min
Interest rate	0	Credit spreads	10BP - (10BP)	Discounted cash flow	0	0

Sum other interest-bearing securities except loans	0				0	0

Equity	-171	Correlation	0.78 - (0.02)	Option Model	1	-1
Interest rate	1,001	Correlation	0.19 - (0.37)	Option Model	-192	178
FX	-1,512	Correlation	0.89 - (0.81)	Option Model	24	-22
Other	-164	Correlation	0.63 - (0.05)	Option Model	0	0

Sum derivatives, net	-846				-167	155

Equity	-680	Correlation	0.78 - (0.02)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	11	-11
Interest rate	-42,168	Correlation	0.19 - (0.37)	Option Model	195	-181
		Credit spreads	10BP - (10BP)	Discounted cash flow	106	-103
FX	-34	Correlation	0.89 - (0.81)	Option Model	-25	23
		Credit spreads	10BP - (10BP)	Discounted cash flow	92	-92
Other	-113	Correlation	0.63 - (0.05)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3

Sum senior securities issued	-42,995				381	-366

Total effect on profit or loss(2)					214	-211

Sensitivity analysis — level 3

	December 31, 2016
Assets and liabilities Skr mn	Fair Value	Unobservable input	Range of estimates for unobservable input(1)	Valuation method	Sensitivity max	Sensitivity min
Interest rate	257	Credit spreads	10BP - (10BP)	Discounted cash flow	0	0

Sum other interest-bearing securities except loans	257				0	0

Equity	-1,270	Correlation	0.74 - (0.01)	Option Model	3	-1
Interest rate	1,017	Correlation	0.09 - (0.12)	Option Model	-220	207
FX	-1,989	Correlation	0.83 - (0.76)	Option Model	31	-30
Other	-162	Correlation	0.55 - (0.04)	Option Model	0	0

Sum derivatives, net	-2,404				-186	176

Equity	-21,515	Correlation	0.74 - (0.01)	Option Model	-3	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	24	-24
Interest rate	-26,224	Correlation	0.09 - (0.12)	Option Model	222	-211
		Credit spreads	10BP - (10BP)	Discounted cash flow	125	-125
FX	-4	Correlation	0.83 - (0.76)	Option Model	-51	52
		Credit spreads	10BP - (10BP)	Discounted cash flow	94	-94
Other	-144	Correlation	0.55 - (0.04)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	2	-2

Sum senior securities issued	-47,887				413	-403

Total effect on profit or loss(2)					227	-227

(1)

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and —0.1. The correlation is expressed as a value between 1 and —1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to —1. The table presents the scenario analysis of the effect on Level 3-instruments, with maximum positive and negative changes.

(2)

Of the total impact on profit or loss, the sensitivity effect of SEK’s own credit spread was Skr 211 million (year-end 2016: Skr 244 million) under a maximum scenario and Skr -208 million (year-end 2016: Skr -244 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)		The period’s change in fair value origination from credit risk (+ income/ - loss)
Skr mn	December 31, 2017	December 31, 2016	Jan-Dec 2017	Jan-Dec 2016	Jan-Dec 2015
CVA/DVA, net(1)	-8	-14	6	9	-4
OCA(2)	-578	-383	-195	1	87

(1)	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.

(2)	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.